Group statement of changes in equity - USD ($) $ in Millions		Total		Share capital and capital reserves	Treasury shares		Foreign currency translation reserve		Fair value reserves		Profit and loss account		BP shareholders’ equity		Non- controlling interests
Equity outstanding, beginning of period at Dec. 31, 2016	[1]	$ 96,843		$ 46,122	$ (18,443)		$ (6,878)		$ (1,153)		$ 75,638		$ 95,286		$ 1,557
Profit for the year	[1]	3,468	[2]								3,389		3,389		79
Other comprehensive income	[1]	5,016	[2]				1,722		410		2,832		4,964		52
Total comprehensive income		8,484	[1],[2]				1,722	[1]	410	[1]	6,221	[1]	8,353	[1]	131
Dividends		(6,294)	[1],[3]	0							(6,153)	[1],[3]	(6,153)	[1],[3]	(141)	[1],[3]
Repurchase of ordinary share capital	[1]	(343)									(343)		(343)
Share-based payments, net of tax		687	[1]	0	1,485	[1]					(798)	[1]	687	[1]
Share of equity-accounted entities’ changes in equity, net of tax	[1]	215									215		215
Transactions involving non-controlling interests, net of tax	[1]	812									446		446		366
Equity outstanding, end of period at Dec. 31, 2017	[1]	100,404		46,122	(16,958)		(5,156)		(743)		75,226		98,491		1,913
Profit for the year	[1]	9,578	[2]								9,383		9,383		195
Other comprehensive income	[1]	(1,980)	[2]				(3,746)		(216)		2,023		(1,939)		(41)
Total comprehensive income	[1]	7,598	[2]				(3,746)		(216)		11,406		7,444		154
Dividends		(6,869)	[1],[3]	0							(6,699)	[1],[3]	(6,699)	[1],[3]	(170)	[1],[3]
Cash flow hedges transferred to the balance sheet, net of tax		26	[1]						26				26	[1]
Repurchase of ordinary share capital		(355)	[1]	0							(355)	[1]	(355)	[1]
Share-based payments, net of tax	[1]	703		230	1,191						(718)		703
Share of equity-accounted entities’ changes in equity, net of tax	[1]	14									14		14
Transactions involving non-controlling interests, net of tax		207	[1]								0		0		207	[1]
Equity outstanding, end of period at Dec. 31, 2018	[1]	101,548	[4]	46,352	(15,767)		(8,902)		(987)		78,748		99,444		2,104
Profit for the year	[1]	4,190	[2]								4,026		4,026		164
Other comprehensive income	[1]	2,657	[2]				2,407		52		189		2,648		9
Total comprehensive income	[1]	6,847	[2]				2,407		52		4,215		6,674		173
Dividends		(7,142)	[1],[3]	0							(6,929)	[1],[3]	(6,929)	[1],[3]	(213)	[1],[3]
Cash flow hedges transferred to the balance sheet, net of tax	[1]	23							23				23
Repurchase of ordinary share capital		(1,511)	[1]	0							(1,511)	[1]	(1,511)	[1]
Share-based payments, net of tax	[1]	719		173	1,355						(809)		719
Share of equity-accounted entities’ changes in equity, net of tax	[1]	5									5		5
Transactions involving non-controlling interests, net of tax	[1]	549									316		316		233
Equity outstanding, end of period at Dec. 31, 2019	[1]	$ 100,708		$ 46,525	$ (14,412)		$ (6,495)		$ (912)		$ 73,706		$ 98,412		$ 2,296

[1]	See Note 32 for further information.
[2]	See Note 32 for further information.
[3]	See Note 10 for further information.
[4]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.